Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 2,082,996	¥ 2,081,600	¥ 1,706,054
Equity securities | Japan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	[1]	1,115,000	1,085,000
Equity securities | Japan | Trust for Benefit of Employees | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 1,115,000	¥ 1,085,000

[1]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,085 billion and ¥1,115 billion at March 31, 2015 and 2016, respectively, which are well-diversified across industries.